S&P MIDCAP INDEX FUND

Portfolio of Investments (Unaudited)

November 30, 2021

Security Description	Shares	Value
Common Stock (108.70%)

Basic Materials (4.75%)
Ashland Global Holdings Inc	3,073	$310,588
Cabot Corp	3,138	164,682
The Chemours Co	9,173	272,438
Cleveland-Cliffs Inc*	25,505	519,027
Commercial Metals Co	6,656	205,670
Compass Minerals International Inc	2,041	99,295
Ingevity Corp*	2,247	161,582
Minerals Technologies Inc	1,876	123,197
NewMarket Corp	405	134,177
Olin Corp	8,024	436,104
Reliance Steel & Aluminum Co	3,526	524,069
Royal Gold Inc	3,663	366,410
RPM International Inc	7,340	668,232
Sensient Technologies Corp	2,347	228,340
Steel Dynamics Inc	11,287	674,963
United States Steel Corp	14,573	329,496
Valvoline Inc	10,450	356,032
Total Basic Materials		5,574,302

Communications (3.06%)
Cable One Inc	292	517,442
Ciena Corp*	8,581	516,834
FactSet Research Systems Inc(a)	2,145	1,005,082
Iridium Communications Inc*	6,514	250,463
The New York Times Co	8,025	381,188
TEGNA Inc	12,638	249,601
Telephone and Data Systems Inc	5,893	104,188
TripAdvisor Inc*	5,427	140,342
Viasat Inc*	3,475	153,908
World Wrestling Entertainment Inc	2,835	139,936
Yelp Inc*	3,849	131,944
Total Communications		3,590,928

Consumer, Cyclical (18.21%)
Adient PLC*	5,245	222,650
American Eagle Outfitters Inc	8,412	217,787
AutoNation Inc*	3,054	378,238
Avient Corp	5,185	285,227
BJ's Wholesale Club Holdings Inc*	7,361	486,930
Boyd Gaming Corp*	4,450	260,815
The Brunswick Corp	4,312	404,940
Callaway Golf Co*	6,451	173,919
Capri Holdings Ltd*	8,349	494,428
Carter's Inc	2,419	244,392
Casey's General Stores Inc	2,047	397,712
Choice Hotels International Inc	1,626	233,412
Churchill Downs Inc	1,968	441,265
Columbia Sportswear Co	1,749	170,580
Cracker Barrel Old Country Store Inc	1,323	161,432
Crocs Inc*	3,617	593,260
Dana Inc	8,386	180,299
Deckers Outdoor Corp*	1,565	634,451
Dick's Sporting Goods Inc	3,644	428,389
FirstCash Inc	2,314	147,726
Five Below Inc*	3,119	634,529
Foot Locker Inc	5,887	268,683
Fox Factory Holding Corp*	2,181	383,354
GameStop Corp*	3,077	603,738
Gentex Corp	13,581	467,594
The Goodyear Tire & Rubber Co*	13,550	272,491
Harley-Davidson Inc	8,141	298,205
IAA Inc*	7,664	370,171
Jack in the Box Inc	1,378	113,823
JetBlue Airways Corp*	17,800	238,876
KAR Auction Services Inc*	7,759	116,307
KB Home	5,162	206,428
Kohl's Corp	8,755	448,519
Lear Corp	3,046	511,088
Lithia Motors Inc	1,500	436,995
Marriott Vacations Worldwide Corp	2,090	319,039
Mattel Inc*	19,592	415,546
MillerKnoll Inc	3,558	134,991
MSC Industrial Direct Co Inc	2,536	199,583
Murphy USA Inc	1,404	243,355
Nordstrom Inc*	6,132	129,814
Nu Skin Enterprises Inc	2,969	130,280
Ollie's Bargain Outlet Holdings Inc*	3,186	197,182
Papa John's International Inc	1,854	226,040
Polaris Inc	3,214	359,293
RH*	865	504,451
Scientific Games Corp*	3,258	208,251
The Scotts Miracle-Gro Co	2,308	334,406
Six Flags Entertainment Corp*	4,202	153,667
Skechers USA Inc*	7,802	350,466
Taylor Morrison Home Corp*	7,244	224,999
Tempur Sealy International Inc	9,908	424,459
Texas Roadhouse Inc	3,628	300,906
Thor Industries Inc	3,068	324,318
Toll Brothers Inc	6,211	394,212
Travel + Leisure Co	4,871	239,751
Tri Pointe Homes Inc*	6,608	165,002
Univar Solutions Inc*	9,540	247,181
Urban Outfitters Inc*	3,844	121,739
Victoria's Secret & Co*	4,892	265,538
Visteon Corp*	1,554	164,600
Watsco Inc	1,853	542,392
The Wendy's Co	10,001	205,821
Williams-Sonoma Inc(a)	4,246	827,289
Wingstop Inc	1,645	264,187
Wyndham Hotels & Resorts Inc	5,203	413,534
YETI Holdings Inc*	4,150	382,464
Total Consumer, Cyclical		21,343,409

Consumer, Non-Cyclical (17.29%)
Acadia Healthcare Co Inc*	4,932	277,030
Amedisys Inc*	1,813	253,185
Arrowhead Pharmaceuticals Inc*	5,777	404,679
ASGN Inc*	2,965	360,781
Avis Budget Group Inc*	2,879	790,545
The Boston Beer Co Inc*	514	231,901
The Brink's Co	2,739	167,517
Chemed Corp	889	413,821
Coty Inc*	12,121	117,937
Darling Ingredients Inc*	9,147	617,605
Emergent BioSolutions Inc*	2,551	112,550
Encompass Health Corp	5,510	317,486
Envista Holdings Corp*	8,875	344,350
Exelixis Inc*	17,704	297,250
Flowers Foods Inc	11,215	289,571
FTI Consulting Inc*	1,898	277,279
Globus Medical Inc*	4,207	263,442
Graham Holdings Co	224	126,900
Grand Canyon Education Inc*	2,596	188,132
Grocery Outlet Holding Corp*	4,882	141,383
GXO Logistics Inc*	5,756	552,864
H&R Block Inc	9,215	218,211
Haemonetics Corp*	2,814	144,218
The Hain Celestial Group Inc*	4,840	190,841
Halozyme Therapeutics Inc*	7,274	239,169
HealthEquity Inc*	4,363	238,569
Helen of Troy Ltd*	1,352	325,156
Hill-Rom Holdings Inc	3,720	578,460
ICU Medical Inc*	1,078	243,854
Ingredion Inc	3,720	346,444
Insperity Inc	2,038	235,878
Integra LifeSciences Holdings Corp*	3,953	252,794
Jazz Pharmaceuticals PLC*	3,129	375,073
John Wiley & Sons Inc	2,636	137,019
Lancaster Colony Corp	1,153	168,569
LHC Group Inc*	1,750	200,760
LivaNova PLC*	2,820	226,051
LiveRamp Holdings Inc*	3,739	175,471
ManpowerGroup Inc	3,049	273,282
Masimo Corp*,(a)	2,858	794,867
Medpace Holdings Inc*	1,529	317,130
Molina Healthcare Inc*,(a)	3,215	916,854
Nektar Therapeutics*	10,250	115,415
Neogen Corp*	5,208	208,997
Neurocrine Biosciences Inc*	5,208	433,566
NuVasive Inc*	2,872	138,028
Patterson Cos Inc	5,190	163,329
Paylocity Holding Corp*	2,089	527,138
Penumbra Inc*	1,871	459,611
Pilgrim's Pride Corp*	2,700	75,816
Post Holdings Inc*	3,395	327,957
PROG Holdings Inc	3,750	169,200
Progyny Inc*	1,523	77,323
Quidel Corp*	1,964	289,808
R1 RCM Inc*	7,664	182,556
Repligen Corp*,(a)	2,730	782,145
Sabre Corp*	16,503	124,268
Sanderson Farms Inc	1,188	223,083
US Service Corp International	9,393	621,444
Sprouts Farmers Market Inc*	7,118	188,342
STAAR Surgical Co*	2,560	243,686
Syneos Health Inc*	5,615	545,553
Tenet Healthcare Corp*	5,708	415,942
Tootsie Roll Industries Inc	1,128	35,476
United Therapeutics Corp*	2,463	466,739
WEX Inc*	2,445	309,097
Total Consumer, Non-Cyclical		20,269,397

Energy (3.96%)
Antero Midstream Corp	17,306	168,041
ChampionX Corp*	10,834	221,122
CNX Resources Corp*	11,242	153,341
Coterra Energy Inc	22,883	459,491
DT Midstream Inc	5,370	246,322
EQT Corp*	14,895	289,410
Equitrans Midstream Corp	20,127	193,622
First Solar Inc*	4,363	452,007
HollyFrontier Corp	8,287	267,836
Murphy Oil Corp	8,004	212,746
SolarEdge Technologies Inc*,(a)	2,832	928,215
Sunrun Inc*	8,648	398,154
Targa Resources Corp	12,679	654,617
Total Energy		4,644,924

Financial (26.66%)
Banks (7.64%)
Associated Banc-Corp	8,584	187,990
Bank of Hawaii Corp	2,220	177,112
Bank OZK	6,752	301,882
Cadence Bank	5,591	163,369
Cathay General Bancorp	4,150	173,927
CIT Group Inc	5,707	279,985
Commerce Bancshares Inc	6,030	420,894
Cullen/Frost Bankers Inc	3,116	392,273
East West Bancorp Inc	7,991	615,307
First Financial Bankshares Inc	7,915	395,117
First Horizon Corp	29,803	480,722
FNB Corp	17,881	208,492
Fulton Financial Corp	9,889	156,147
Glacier Bancorp Inc	5,299	287,736
Hancock Whitney Corp	4,789	228,818
Home BancShares Inc	8,489	203,142
International Bancshares Corp	3,086	129,643
PacWest Bancorp	6,472	289,557
Pinnacle Financial Partners Inc	4,336	413,698
Prosperity Bancshares Inc	5,175	368,874
Signature Bank(a)	3,214	971,593
Synovus Financial Corp	8,228	372,646
Texas Capital Bancshares Inc*	2,817	158,653
UMB Financial Corp	2,395	240,889
Umpqua Holdings Corp	12,205	232,627
United Bankshares Inc	6,634	237,033
Valley National Bancorp	23,601	317,197
Webster Financial Corp	5,037	271,444
Wintrust Financial Corp	3,194	279,571
		8,956,338
Diversified Financial Service (3.10%)
Affiliated Managers Group Inc	2,363	402,017
Alliance Data Systems Corp	2,799	190,780
Evercore Inc	2,355	326,639
Federated Hermes Inc	5,231	176,337
Interactive Brokers Group Inc	4,471	330,049
Janus Henderson Group PLC	8,514	363,803
Jefferies Financial Group Inc	11,467	430,930
LendingTree Inc*	603	68,368
Navient Corp	10,555	208,250
SEI Investments Co	6,604	393,797
SLM Corp	18,581	330,370
Stifel Financial Corp	5,743	407,810
		3,629,150
Insurance (4.38%)
Alleghany Corp*	775	501,332
American Financial Group Inc	3,880	518,404
Brighthouse Financial Inc*	4,960	241,106
CNO Financial Group Inc	8,004	181,371
Essent Group Ltd	6,431	267,401
First American Financial Corp	6,187	458,952
The Hanover Insurance Group Inc	2,130	259,328
Kemper Corp	3,430	189,748
Kinsale Capital Group Inc	1,181	245,648
Mercury General Corp	1,634	83,367
MGIC Investment Corp	16,627	234,441
Old Republic International Corp	15,672	375,501
Primerica Inc	2,232	328,439
Reinsurance Group of America Inc	3,798	360,468
RenaissanceRe Holdings Ltd	2,661	410,087
RLI Corp	2,209	227,041
Selective Insurance Group Inc	3,316	250,491
		5,133,125
Real Estate (10.93%)
American Campus Communities Inc	7,627	394,621
Apartment Income REIT Corp	8,250	418,770
Brixmor Property Group Inc	16,431	373,641
Camden Property Trust(a)	5,397	891,638
CoreSite Realty Corp	2,286	391,020
Corporate Office Properties Trust	6,752	173,256
Cousins Properties Inc	8,551	322,886
CyrusOne Inc	6,595	587,087
Douglas Emmett Inc	9,604	314,723
EastGroup Properties Inc	2,238	455,881
EPR Properties	4,167	192,182
First Industrial Realty Trust Inc	7,397	446,853
Healthcare Realty Trust Inc	7,860	246,175
Highwoods Properties Inc	6,044	261,101
Hudson Pacific Properties Inc	8,369	203,701
JBG SMITH Properties	6,347	176,383
Jones Lang LaSalle Inc*	2,843	667,849
Kilroy Realty Corp	5,682	366,659
Lamar Advertising Co	4,619	504,672
Life Storage Inc	4,077	538,735
The Macerich Co	9,276	174,945
Medical Properties Trust Inc	32,668	695,504
National Retail Properties Inc	9,304	410,306
National Storage Affiliates Trust	3,823	234,656
Omega Healthcare Investors Inc	12,731	355,704
Park Hotels & Resorts Inc*	13,160	218,982
Pebblebrook Hotel Trust	7,871	164,897
Physicians Realty Trust	11,481	204,706
PotlatchDeltic Corp	3,706	200,643
PS Business Parks Inc	1,112	194,822
Rayonier Inc	7,791	294,266
Rexford Industrial Realty Inc	7,402	518,732
Sabra Health Care REIT Inc	11,960	154,643
SL Green Realty Corp	3,906	271,194
Spirit Realty Capital Inc	5,819	259,295
STORE Capital Corp	12,450	410,103
Urban Edge Properties	6,939	119,559
		12,810,790
Savings&Loans (0.61%)
New York Community Bancorp Inc	25,710	308,006
Sterling Bancorp	10,983	272,488
Washington Federal Inc	4,201	136,490
		716,984

Total Financial		31,246,387

Industrial (22.11%)
Acuity Brands Inc	2,041	410,955
AECOM*	8,355	575,994
AGCO Corp	3,403	375,045
AptarGroup Inc	3,587	428,969
Arrow Electronics Inc*	4,186	509,227
Avnet Inc	5,517	200,102
Axon Enterprise Inc*	3,457	583,507
Belden Inc	2,251	138,819
Builders FirstSource Inc*	11,368	789,394
Carlisle Cos Inc	2,958	666,142
Clean Harbors Inc*	2,859	290,017
Cognex Corp(a)	9,665	746,621
Coherent Inc*	1,354	350,591
Colfax Corp*	6,495	301,628
Crane Co	2,785	268,864
Curtiss-Wright Corp	2,322	292,154
Donaldson Co Inc	7,045	397,549
Dycom Industries Inc*	1,697	158,636
Eagle Materials Inc	2,332	359,641
EMCOR Group Inc	3,138	374,489
Energizer Holdings Inc	3,289	122,318
EnerSys	2,359	174,778
Flowserve Corp	7,337	219,963
Fluor Corp*	7,046	155,787
GATX Corp	1,939	190,992
Graco Inc(a)	9,415	686,259
Greif Inc	1,668	101,214
Hexcel Corp*	4,708	241,897
Hubbell Inc	3,028	592,580
II-VI Inc*	5,436	339,913
ITT Inc	4,825	456,349
Jabil Inc	7,569	442,484
Kennametal Inc	4,827	170,731
Kirby Corp*	3,327	173,736
Knight-Swift Transportation Holdings Inc	6,796	389,071
Landstar System Inc	2,143	361,203
Lennox International Inc	1,903	588,065
Lincoln Electric Holdings Inc	3,398	458,594
Littelfuse Inc	1,350	402,948
Louisiana-Pacific Corp	5,904	385,826
MasTec Inc*	3,168	291,995
MDU Resources Group Inc	11,113	302,607
Mercury Systems Inc*	3,236	158,402
The Middleby Corp*	2,900	506,572
MSA Safety Inc	2,076	297,532
National Instruments Corp	6,872	285,325
Nordson Corp(a)	2,981	757,740
nVent Electric PLC	9,376	326,566
Oshkosh Corp	3,779	406,620
Owens Corning	5,817	493,514
Regal Rexnord Corp	2,291	362,207
Ryder System Inc	3,105	257,963
Silgan Holdings Inc	4,332	179,648
Simpson Manufacturing Co Inc	2,135	246,294
Sonoco Products Co	5,565	323,493
Southwest Gas Holdings Inc	3,218	211,777
Stericycle Inc*	5,074	286,681
TD SYNNEX Corp	2,380	246,235
Terex Corp	3,952	167,486
Tetra Tech Inc	3,009	555,702
The Timken Co	3,817	251,273
TopBuild Corp*	1,687	455,136
The Toro Co	5,993	602,656
Trex Co Inc*	6,537	867,918
Trinity Industries Inc	5,026	133,189
Universal Display Corp	2,394	342,462
Valmont Industries Inc	1,193	285,163
Vishay Intertechnology Inc	7,974	162,430
Vontier Corp	9,493	299,124
Werner Enterprises Inc	2,668	120,353
Woodward Inc	3,285	347,553
Worthington Industries Inc	2,014	96,632
XPO Logistics Inc*	5,756	416,965
Total Industrial		25,918,265

Technology (9.52%)
ACI Worldwide Inc*	6,501	189,439
Amkor Technology Inc	5,924	127,721
Aspen Technology Inc*	3,760	545,313
Azenta Inc*	4,091	462,692
Blackbaud Inc*	2,682	202,384
CACI International Inc*	1,397	362,424
CDK Global Inc	6,744	260,588
Cerence Inc*	2,096	157,577
Cirrus Logic Inc*	3,261	261,467
CMC Materials Inc	1,695	225,096
CommVault Systems Inc*	2,533	159,275
Concentrix Corp	2,380	395,080
Consensus Cloud Solutions Inc*	791	49,548
Envestnet Inc*	3,017	231,313
Fair Isaac Corp*	1,637	578,074
Genpact Ltd	9,700	468,219
KBR Inc	7,951	349,844
Lattice Semiconductor Corp*	7,569	574,714
Loyalty Ventures Inc*	1,120	32,133
Lumentum Holdings Inc*	4,247	368,512
Manhattan Associates Inc*	3,548	554,056
Maximus Inc	3,508	264,679
MKS Instruments Inc	3,055	464,849
NCR Corp*	7,171	278,952
NetScout Systems Inc*	3,968	118,643
Qualys Inc*	1,539	200,516
Sailpoint Technologies Holdings Inc*	4,474	235,288
Science Applications International Corp	2,858	239,758
Semtech Corp*	3,680	315,266
Silicon Laboratories Inc*	2,527	495,974
Synaptics Inc*	1,913	539,925
Teradata Corp*	6,057	262,995
Wolfspeed Inc*	6,115	749,821
Xerox Holdings Corp	9,398	173,111
Ziff Davis Inc*	2,375	270,441
Total Technology		11,165,687

Utilities (3.14%)
ALLETE Inc	2,880	168,854
Black Hills Corp	3,620	232,114
Essential Utilities Inc	12,576	594,468
Hawaiian Electric Industries Inc	6,349	241,199
IDACORP Inc	2,936	307,164
National Fuel Gas Co	5,201	300,670
New Jersey Resources Corp	5,564	204,644
NorthWestern Corp	3,039	168,057
OGE Energy Corp	11,085	380,437
ONE Gas Inc	3,072	199,188
PNM Resources Inc	4,449	219,069
Spire Inc	3,071	183,799
UGI Corp	11,636	479,985
Total Utilities		3,679,648

Total Common Stock (Cost $77,138,645)		127,432,947

Collateral Received for Securities on Loan (0.91%)
Mount Vernon Liquid Assets Portfolio (Cost $1,064,612)		1,064,612

Total Investments (Cost $78,203,257)(a) (109.61%)		$128,497,557
Liabilities in Excess of Other Assets (-9.61%)		(11,262,725)
Net Assets (100.00%)		$117,234,832

*	Non-income producing security.

#	Loaned security; a portion of the security is on loan at November 30, 2021.

(a)	A portion of these securities, a total of $9,308,306.83, have been pledged or segregated in connection with obligations for futures contracts.

(b)	Aggregate cost for federal income tax purpose is $78,247.713.

At November 30, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$55,048,916
Unrealized depreciation	(4,771,925)
Net unrealized appreciation	$50,276,991

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

Futures contracts at November 30, 2021:

Contracts - $100 times premium / delivery month / commitment / exchange

S&P MidCap E-MINI	Notional Amount	Value	Unrealized Appreciation
1 / DEC 2021 / Long / CME	$287,930	$270,620	$(17,310)